GENERAL (Business Acquisition) (Narrative) (Details) $ in Thousands							12 Months Ended
	Feb. 11, 2020 EUR (€)	Feb. 11, 2020 USD ($)	Jul. 08, 2015 EUR (€)	Jul. 08, 2015 USD ($)	Jun. 02, 2015 EUR (€)	Jun. 02, 2015 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Percentage of ownership in group of subsidiaries							51.00%
Gain on sale of operating properties							$ 273	$ 9,127	$ 0
Retail Portfolio In Germany [Member]
Business Acquisition [Line Items]
Payment for acquisition	€ 35,000,000	$ 38,900	€ 4,750,000	$ 5,224	€ 24,000,000	$ 26,249